Consolidated Balance Sheet - USD ($) shares in Millions, $ in Millions	Dec. 28, 2024	Dec. 30, 2023
ASSETS
Cash and cash equivalents	$ 8,505	$ 9,711
Short-term Investments	761	292
Accounts and notes receivable, net	10,333	10,815
Inventories	5,306	5,334
Prepaid expenses and other current assets	921	798
Assets, Current	25,826	26,950
Property, Plant and Equipment, net	28,008	27,039
Amortizable Intangible Assets, net	1,102	1,199
Goodwill	17,534	17,728
Indefinite-lived Intangible Assets (Excluding Goodwill)	13,699	13,730
Equity Method Investments	1,985	2,714
Deferred Income Tax Assets, Net	4,362	4,474
Other Assets	6,951	6,661
Total Assets	99,467	100,495
LIABILITIES AND EQUITY
Short-term debt obligations	7,082	6,510
Accounts payable and other current liabilities	24,454	25,137
Liabilities, Current	31,536	31,647
Long-Term Debt Obligations	37,224	37,595
Deferred Income Tax Liabilities, Net	3,484	3,895
Other Liabilities, Noncurrent	9,052	8,721
Liabilities	81,296	81,858
Commitments and contingencies
Common stock, authorized	3,600	3,600
Common stock, issued	1,372	1,374
PepsiCo Common Shareholders’ Equity
Common stock, par value 12/3¢ per share (authorized 3,600 shares, issued, net of repurchased common stock at par value: 1,380 and 1,391 shares, respectively)	$ 23	$ 23
Additional Paid in Capital, Common Stock	4,385	4,261
Retained Earnings (Accumulated Deficit)	72,266	70,035
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (17,612)	$ (15,534)
Treasury Stock, Common, Shares	495	493
Treasury Stock, Value	$ (41,021)	$ (40,282)
Stockholders' Equity Attributable to Parent	18,041	18,503
Stockholders' Equity Attributable to Noncontrolling Interest	130	134
Total Equity	18,171	18,637
Liabilities and Equity	99,467	100,495
Other Investments	$ 1,346	$ 1,616
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets	Other Assets
Accounts Receivable, Allowance for Credit Loss, Current	$ 356	$ 175